Schedule of Restricted Stock Units (Details)								12 Months Ended
	Dec. 31, 2023 shares $ / shares	Oct. 17, 2023 shares	Sep. 15, 2023 shares	Sep. 02, 2023 shares	Jul. 06, 2023 shares	May 11, 2023 shares	Jan. 01, 2023 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of options outstanding, Ending Balance							2,300,000	2,300,000	1,528,000	2,380,000
Weighted average exercise price, Ending Balance | $ / shares							$ 1.27	$ 1.27	$ 0.79	$ 0.70
Exercise price of warrant									1,442,000	90,000
Weighted average fair value per award, Granted | $ / shares									$ 1.86	$ 2.00
Number of restricted stock units, Vested								1,620,000
Number of restricted stock units, Canceled										(130,000)
Weighted average fair value per award, Canceled | $ / shares										$ 0.97
Number of options outstanding, Ending Balance	1,620,000							1,620,000	2,300,000	1,528,000
Weighted average exercise price, Ending Balance | $ / shares	$ 1.24							$ 1.24	$ 1.27	$ 0.79
Restricted stock units (RSUs) [member]
IfrsStatementLineItems [Line Items]
Number of options outstanding, Ending Balance
Weighted average exercise price, Ending Balance | $ / shares
Exercise price of warrant								3,476,659	885,012	265,000
Weighted average fair value per award, Granted | $ / shares								$ 0.81	$ 1.10	$ 0.80
Number of restricted stock units, Vested	1,365,610	650,000	452,785	75,464	75,000	601,000	256,800	(3,446,659)	(885,012)	(265,000)
Weighted average fair value per award, Vested | $ / shares								$ 0.80	$ 1.10	$ 0.80
Number of restricted stock units, Canceled								(30,000)
Weighted average fair value per award, Canceled | $ / shares								$ 2.00
Number of options outstanding, Ending Balance
Weighted average exercise price, Ending Balance | $ / shares